Document and Entity Information	Sep. 18, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity Registrant Name	THE CATO CORPORATION
Entity Central Index Key	0000018255
Entity Emerging Growth Company	false
Security 12b Title	Class A - Common Stock, par value $.033 per share
Trading Symbol	CATO
Security Exchange Name	NYSE
Entity File Number	1-31340
Entity Incorporation State Country Code	DE
Entity TaxIdentification Number	56-0484485
Entity Address Address Line 1	8100 Denmark Road
Entity Address City Or Town	Charlotte
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28273-5975
City Area Code	(704)
Local Phone Number	554-8510
Written Communications	false
Soliciting Material	false
Pre-Commencement Tender Offer	false
Pre-Commencement Issuer Tender Offer	false